Cover Page	Sep. 29, 2026
Preferred Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
Common Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	KLXE
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Security Exchange Name	NASDAQ
Trading Symbol	KLXE
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	KLX ENERGY SERVICES HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38609
Entity Tax Identification Number	36-4904146
Entity Address, Address Line One	3040 Post Oak Boulevard
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	832
Local Phone Number	844-1015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001738827